Summary of Significant Accounting Policies - Summary of Depreciation of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Data Processing Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Annual Rate	20.00%
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Annual Rate	10.00%
Security Systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Annual Rate	10.00%
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Annual Rate	10.00%